Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [Abstract]
Trade and Other Payables
	2024	2023
	A$’000	A$’000
Trade creditors	68,698	32,837
Accruals	47,751	37,895
Other creditors	16,678	6,738
Accrued royalties	2,612	3,205
Payroll liabilities	2,997	899
Government rebates payable	1,191	130
Total trade and other payables	139,927	81,704